LEASES - Schedule of Lease Liability Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finance Leases
2024	$ 7,934
2025	9,740
2026	4,138
2027	4,108
2028	4,196
Thereafter	7,202
Total lease payments	37,318
Less: present value discount	(4,134)
Total finance lease liability	33,184	$ 29,885
Operating Leases
2024	75,893
2025	69,661
2026	59,316
2027	53,167
2028	36,771
Thereafter	133,325
Total lease payments	428,133
Less: present value discount	(76,483)
Total operating lease liability	$ 351,650